Cover	Nov. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2022
Entity File Number	000-284115
Entity Registrant Name	WORLDS INC.
Entity Central Index Key	0000001961
Entity Tax Identification Number	22-1848316
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Royal Road
Entity Address, City or Town	Brookline
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02445
City Area Code	617
Local Phone Number	725-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false